Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 98.7%
Aerospace & Defense – 1.4%
L3Harris Technologies Inc	33,778	$6,084,093
Auto Components – 0.4%
Aptiv PLC	36,699	1,807,059
Beverages – 1.4%
Constellation Brands Inc	45,082	6,462,956
Biotechnology – 4.2%
AbbVie Inc	87,509	6,667,311
Global Blood Therapeutics Inc*	26,660	1,362,059
Insmed Inc*	55,631	891,765
Mirati Therapeutics Inc*	16,320	1,254,518
Neurocrine Biosciences Inc*	29,284	2,534,530
Sarepta Therapeutics Inc*	16,108	1,575,685
Vertex Pharmaceuticals Inc*	19,307	4,594,101
		18,879,969
Capital Markets – 1.3%
Blackstone Group Inc	42,253	1,925,469
CME Group Inc	10,022	1,732,904
Intercontinental Exchange Inc	27,925	2,254,944
		5,913,317
Chemicals – 1.6%
Air Products & Chemicals Inc	16,584	3,310,332
Sherwin-Williams Co	8,107	3,725,329
		7,035,661
Commercial Services & Supplies – 0.7%
Waste Management Inc	33,018	3,056,146
Construction Materials – 0.4%
Vulcan Materials Co	18,786	2,030,203
Containers & Packaging – 0.6%
Ball Corp	40,058	2,590,150
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings Inc*	79,912	2,157,624
Electronic Equipment, Instruments & Components – 0.9%
Cognex Corp	41,301	1,743,728
Keysight Technologies Inc*	25,118	2,101,874
		3,845,602
Entertainment – 2.7%
Liberty Media Corp-Liberty Formula One*	107,477	2,926,599
Netflix Inc*	25,089	9,420,919
		12,347,518
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp	20,462	4,455,601
Crown Castle International Corp	22,885	3,304,594
Equinix Inc	4,462	2,786,831
VICI Properties Inc	143,412	2,386,376
		12,933,402
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	57,381	4,527,935
Boston Scientific Corp*	156,352	5,101,766
Dentsply Sirona Inc	36,995	1,436,516
ICU Medical Inc*	9,744	1,966,047
		13,032,264
Health Care Providers & Services – 2.7%
Centene Corp*	97,377	5,785,168
Humana Inc	20,502	6,438,038
		12,223,206
Hotels, Restaurants & Leisure – 2.1%
Aramark	84,866	1,694,774
Hilton Worldwide Holdings Inc	60,806	4,149,401
McDonald's Corp	23,084	3,816,939
		9,661,114
Household Products – 1.1%
Procter & Gamble Co	43,140	4,745,400
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	10,727	292,418
Industrial Conglomerates – 1.1%
Honeywell International Inc	36,515	4,885,342
Information Technology Services – 6.4%
Fidelity National Information Services Inc	45,663	5,554,447

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – (continued)
Mastercard Inc	43,943	$10,614,871
Visa Inc	78,812	12,698,189
		28,867,507
Insurance – 2.0%
Aon PLC	24,932	4,114,777
Progressive Corp	64,109	4,733,809
		8,848,586
Interactive Media & Services – 8.9%
Alphabet Inc - Class C*	22,155	25,762,056
Facebook Inc*	84,258	14,054,234
		39,816,290
Internet & Direct Marketing Retail – 8.4%
Amazon.com Inc*	17,496	34,112,301
Etsy Inc*	58,773	2,259,234
Wayfair Inc*,#	27,352	1,461,691
		37,833,226
Life Sciences Tools & Services – 1.5%
IQVIA Holdings Inc*	19,378	2,090,111
Thermo Fisher Scientific Inc	15,763	4,470,387
		6,560,498
Machinery – 2.0%
Deere & Co	19,480	2,691,357
Ingersoll Rand Inc*	96,952	2,404,410
Parker-Hannifin Corp	16,985	2,203,464
Wabtec Corp	38,070	1,832,309
		9,131,540
Multi-Utilities – 0.1%
Sempra Energy	2,282	257,843
Oil, Gas & Consumable Fuels – 0%
Enterprise Products Partners LP	16,064	229,715
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co	72,045	4,015,788
Elanco Animal Health Inc*	129,314	2,895,340
Merck & Co Inc	129,393	9,955,497
		16,866,625
Professional Services – 1.8%
CoStar Group Inc*	9,894	5,809,856
Verisk Analytics Inc	17,795	2,480,267
		8,290,123
Road & Rail – 1.3%
CSX Corp	61,987	3,551,855
Uber Technologies Inc*	82,700	2,308,984
		5,860,839
Semiconductor & Semiconductor Equipment – 6.7%
Lam Research Corp	23,130	5,551,200
Microchip Technology Inc	50,373	3,415,289
Micron Technology Inc*	48,188	2,026,787
NVIDIA Corp	35,507	9,359,645
ON Semiconductor Corp*	21,315	265,159
Texas Instruments Inc	80,364	8,030,775
Xilinx Inc	18,333	1,428,874
		30,077,729
Software – 16.5%
Adobe Inc*	42,038	13,378,173
Atlassian Corp PLC*	14,237	1,954,171
Autodesk Inc*	29,630	4,625,243
Avalara Inc*	25,117	1,873,728
Microsoft Corp	181,660	28,649,599
RingCentral Inc*	12,727	2,696,979
salesforce.com Inc*	76,813	11,059,536
SS&C Technologies Holdings Inc	42,571	1,865,461
Tyler Technologies Inc*	13,603	4,034,106
Zendesk Inc*	63,105	4,039,351
		74,176,347
Technology Hardware, Storage & Peripherals – 6.1%
Apple Inc	108,411	27,567,833
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	81,520	6,744,965
Tobacco – 1.8%
Altria Group Inc	207,350	8,018,224
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc*	49,213	4,128,971
Total Common Stocks (cost $340,611,093)		443,260,305

Shares or Principal Amounts		Value
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $6,083,089)	6,081,931	$6,083,148
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	873,896	873,896
Time Deposits – 0%
Royal Bank of Canada, 0.0100%, 4/1/20	$218,474	218,474
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,092,370)		1,092,370
Total Investments (total cost $347,786,552) – 100.3%		450,435,823
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(1,462,925)
Net Assets – 100%		$448,972,898

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$3,645	$483	$59	$6,083,148
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	721∆	-	-	873,896
Total Affiliated Investments - 1.6%	$4,366	$483	$59	$6,957,044

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	3,520,724	16,122,220	(13,560,338)	6,083,148
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	3,243,142	(2,369,246)	873,896

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$443,260,305	$-	$-
Investment Companies	-	6,083,148	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,092,370	-
Total Assets	$443,260,305	$7,175,518	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.